UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [X]; Amendment Number: 22
  This Amendment (Check only one.): 	[x] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Steward Capital Management
Address: 355 south Old Woodward, Suite 200
	 Birmingham, MI  48009


Form 13F File Number:  28-04246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Portfolio Manager
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Birmingham, MI        08/06/2008
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 78

Form 13F Information Table Value Total: 55938 X 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS COM                COM              002824100     1033    27475 SH       SOLE                    23795              3680
AFFILIATED MANAGERS GROUP      COM              008252108      892    21480 SH       SOLE                    20620               860
ALTRIA GROUP, INC.             COM              02209S103      657    21945 SH       SOLE                    20760              1185
AMERICAN INTL GROUP COM        COM              026874107     1248    25239 SH       SOLE                    19882              5357
ANADARKO PETROLEUM CORP.       COM              032511107      485    10675 SH       SOLE                    10675
BANK OF AMERICA CORP           COM              06605F102     1100    16460 SH       SOLE                    14810              1650
BEAR STEARNS COS INC           COM              073902108     1203    18345 SH       SOLE                    16780              1565
BELO CORPORATION - A           COM              080555105      746    36850 SH       SOLE                    36850
BIOGEN INC                     COM              090597105      660    22050 SH       SOLE                    22050
BRISTOL MYERS SQUIBB COM       COM              110122108      804    38075 SH       SOLE                    37250               825
CADENCE DESIGN SYS INC         COM              127387108      118    11825 SH       SOLE                     8050              3775
CENTEX CORP                    COM              152312104      720    13250 SH       SOLE                    13250
CHEVRONTEXACO CORP             COM              166764100      793    12270 SH       SOLE                    10015              2255
CINERGY CORP                   COM              172474108      929    27635 SH       SOLE                    23390              4245
CISCO SYS INC COM              COM              17275R102     1125    86715 SH       SOLE                    75730             10985
CITIGROUP                      COM              172967101     1156    33567 SH       SOLE                    30979              2588
COCA COLA CO COM               COM              191216100      959    23695 SH       SOLE                    20450              3245
COMCAST CORP-SPECIAL CL A      COM              20030N200      880    32040 SH       SOLE                    32040
COMERICA INC COM               COM              200340107      801    21155 SH       SOLE                    19825              1330
COMPUWARE CORP                 COM              205638109       35    10400 SH       SOLE                    10125               275
EMC CORP                       COM              268648102      222    30840 SH       SOLE                    26355              4485
EXXON MOBIL CORP COM           COM              30231G102     1202    34400 SH       SOLE                    30200              4200
FANNIE MAE                     COM              313586109      833    12760 SH       SOLE                    10625              2135
FORD MOTOR COMPANY             COM              345370860      816   108630 SH       SOLE                   108430               200
FORTUNE BRANDS INC             COM              349631101      840    19610 SH       SOLE                    17215              2395
GANNETT INC COM                COM              364730101      784    11135 SH       SOLE                    10350               785
GENERAL ELEC CO COM            COM              369604103     1675    65700 SH       SOLE                    54185             11515
GOLDEN WEST FINL DEL COM       COM              381317106      802    11150 SH       SOLE                    11150
GUIDANT CORPORATION            COM              401698105      244     6750 SH       SOLE                     6750
HOME DEPOT INC COM             COM              437076102      977    40118 SH       SOLE                    34300              5818
INTEL CORP COM                 COM              458140100     1158    71185 SH       SOLE                    61400              9785
INTL BUSINESS MACHINES (IBM)   COM              459200101     1049    13380 SH       SOLE                    13130               250
JOHNSON CONTROLS INC           COM              478366107      772    10670 SH       SOLE                     9460              1210
JP MORGAN CHASE & CO           COM              46625H100     1028    43368 SH       SOLE                    39073              4295
KIMBERLY-CLARK CORPORATION     COM              494368103      226     4985 SH       SOLE                     4060               925
KNIGHT-RIDDER INC              COM              499040103      236     4035 SH       SOLE                     2850              1185
LEHMAN BROS HLDGS INC COM      COM              524908100      649    11250 SH       SOLE                    11250
MARATHON OIL CORP              COM              565849106     1038    43325 SH       SOLE                    39950              3375
MAY DEPT STORES CO COM         COM              577778103      245    12325 SH       SOLE                    11600               725
MCGRAW-HILL COMPANIES          COM              580645109      486     8750 SH       SOLE                     8750
MEDTRONIC INC COM              COM              585055106     1587    35190 SH       SOLE                    25945              9245
MICROSOFT CORP COM             COM              594918104     1781    73587 SH       SOLE                    57220             16367
NEXTEL COMMUNICATIONS          COM              65332V103     1355   101240 SH       SOLE                    90015             11225
NOBLE CORP                     COM              G65422100      753    23970 SH       SOLE                    22035              1935
OMNICARE                       COM              681904108      448    16500 SH       SOLE                    16500
ORACLE CORPORATION             COM              68389X105      865    79755 SH       SOLE                    70230              9525
PFIZER INC                     COM              717081103     1295    41580 SH       SOLE                    36460              5120
PROCTER & GAMBLE CO COM        COM              742718109     1605    18034 SH       SOLE                    13884              4150
ROYAL DUTCH PETE CO NY REG GLD COM              780257804      269     6614 SH       SOLE                     2473              4141
SBC COMMUNICATIONS INC COM     COM              78387G103      628    31330 SH       SOLE                    28080              3250
SCHERING-PLOUGH CORP           COM              806605101      844    47390 SH       SOLE                    45890              1500
SONOCO PRODUCTS CO             COM              835495102      739    35310 SH       SOLE                    32685              2625
SUN MICROSYSTEMS INC           COM              866810104      638   195770 SH       SOLE                   183490             12280
SUNTRUST BANKS INC             COM              867914103      321     6100 SH       SOLE                     6100
SYMANTEC CORP                  COM              871503108      902    23030 SH       SOLE                    20680              2350
TEXAS INSTRS INC COM           COM              882508104      644    39350 SH       SOLE                    39350
TYCO INTERNAT LTD              COM              902124106      525    40850 SH       SOLE                    40850
UNITED TECHNOLOGIES  CORP      COM              913017109      531     9200 SH       SOLE                     9100               100
VERIZON COMMUNICATIONS         COM              92343V104      681    19270 SH       SOLE                    17625              1645
WAL MART STORES INC COM        COM              931142103     1329    25550 SH       SOLE                    21825              3725
WELLPOINT HEALTH NETWORKS      COM              94973H108     1054    13745 SH       SOLE                    12700              1045
WELLS FARGO & CO DEL COM       COM              949746101      592    13175 SH       SOLE                    12875               300
WORLDCOM INC - WORLDCOM GROUP  COM              98157D106        1    10000 SH       SOLE                    10000
NASDAQ - 100 SHARES                             631100104      705    27950 SH       SOLE                    16245             11705
RUSSELL 1000 GROWTH INDEX FUND                  464287614      446    12460 SH       SOLE                    10150              2310
RUSSELL 1000 INDEX                              464287622      234     5200 SH       SOLE                     3800              1400
RUSSELL 1000 VALUE INDEX FUND                   464287598      474    10935 SH       SOLE                     7985              2950
RUSSELL 2000 GROWTH INDEX FUND                  464287648      409    10695 SH       SOLE                     8645              2050
RUSSELL 2000 SMALL CAP INDEX F                  464287655      220     3065 SH       SOLE                     1050              2015
RUSSELL 2000 VALUE INDEX FUND                   464287630      337     3185 SH       SOLE                     2555               630
RUSSELL MIDCAP GROWTH INDEX FU                  464287481      315     6045 SH       SOLE                     3510              2535
RUSSELL MIDCAP INDEX FUND                       464287499      580    12240 SH       SOLE                     8355              3885
RUSSELL MIDCAP VALUE INDEX FUN                  464287473      248     3775 SH       SOLE                     2800               975
STANDARD & POORS DEPOSITORY RE                  78462F103      319     3775 SH       SOLE                     2775              1000
DFA TAX MNGD US MKTWIDE VALUE                   233203561       90 11070.112SH       SOLE                 9514.883          1555.229
DFA US LARGE CAP VALUE FUND                     233203827      197 16244.070SH       SOLE                13429.518          2814.552
DFA US MICRO CAP FUND                           233203504      153 18699.105SH       SOLE                16948.265          1750.840
DFA US SMALL CAP VALUE FUND                     233203819      160 11334.035SH       SOLE                10345.887           988.148